CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) rig contract	Dec. 31, 2022 USD ($)	Dec. 31, 2024 rig	Dec. 31, 2024 vessel	Dec. 31, 2024 contract	Dec. 31, 2024 carrier
Property, Plant and Equipment [Line Items]
Capital improvements in progress	$ 15,758	$ 2,194
Interest costs capitalized	$ (2,900)	$ (5,500)	$ (2,200)
Number of container vessels under construction | vessel					5
K Line
Property, Plant and Equipment [Line Items]
Term of lease or charter	10 years
Leading Liner Company
Property, Plant and Equipment [Line Items]
Term of lease or charter	10 years
Newbuilding Vessels
Property, Plant and Equipment [Line Items]
Number of newbuilding contracts | contract		2				5
Newbuilding Dual-Fuel Car Carriers
Property, Plant and Equipment [Line Items]
Number of newbuilding car carriers | carrier							2
Construction in progress
Property, Plant and Equipment [Line Items]
Number of vessels committed to vessel upgrades		2		2	4